H4 Related party transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
H4 Related party transactions

H4 Related party transactions

During 2018, various minor related party transactions were executed pursuant to contracts based on terms customary in the industry and negotiated on an arm’s length basis. For information regarding equity and Ericsson’s share of assets, liabilities and income in joint ventures and associated companies, see Note E3, “Associated companies.”

For information regarding transactions with the Board of Directors and Group management, see Note G2, “Information regarding members of the Board of Directors and Group management.”

For information about the Company’s pension trusts, see Note G1, “Post-employment benefits.”